Employee Benefit Plan	12 Months Ended
Dec. 31, 2012
Employee Benefit Plan
9.	Employee Benefit Plan

The Company has a 401(k) Salary Deferral Plan (the Plan) covering all full-time employees who have met certain service requirements. Employees may contribute a portion of their salary up to the maximum limit established by the Internal Revenue Code for such plans. Employer contributions are discretionary. No matching contributions were made during 2012, 2011 and 2010.